ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Mar. 14, 2025	Jul. 31, 2024	May 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion of stock, shares converted		13,855,239
Common stock, par value		$ 0	[1]	$ 0	[1]		$ 3
Common stock, value	[1]	$ 14,104		$ 1,859
Common stock, shares issued	[1]	4,701,331		619,611
Weighted-average number of ordinary shares outstanding baisc	[2]	3,869,429		559,611		477,646
Weighted-average number of ordinary shares outstanding diluted	[2]	3,869,429		559,611		477,646
Previously Reported [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued		141,039,933		18,588,342
Weighted-average number of ordinary shares outstanding baisc		116,082,855		16,788,342
Weighted-average number of ordinary shares outstanding diluted		116,082,855		16,788,342
MKDWELL (Jiaxing) Electronic Technology Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage										42.00%
MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		37.64%							42.00%
Cetus Capita and MKD Taiwan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		62.36%						62.36%
Conversion of share based compensation, shares		461,841
Common stock, par value				$ 0.0001
Common stock, value				$ 1,386

[1]	The shares and per share data are presented on a retroactive basis to reflect the Share Combination (Note 1).
[2]	The shares and per share information are presented on a retroactive basis to reflect the Reverse Recapitalization and the Share Combination (Note 1).